Summary of significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of significant accounting policies
Summary of significant accounting policies

Note 2. Summary of significant accounting policies

The Company’s significant accounting policies are discussed in Note 2 to the consolidated financial statements included in our final prospectus (the “IPO Prospectus”) dated as of July 21, 2020 and filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended (the “Securities Act”). There have been no significant changes to these policies that have had a material impact on the Company’s consolidated financial statements and related notes for the three and nine months ended September 30, 2020. The following describes the impact of certain policies.

Stock split

On July 10, 2020, the Company effected a 110-for-1 stock split of its common stock. The par value of the common stock was not adjusted as a result of the stock split. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retrospectively, where applicable, to reflect this stock split.

Deferred offering costs

Offering costs are capitalized and consist of fees incurred in connection with the sale of common stock in our IPO and include legal, accounting, printing, and other IPO‑related costs. The balance of deferred offering costs included within other current assets as of December 31, 2019 was $2.3 million. During the three and nine months ended September 30, 2020, we incurred $1.5 million and $5.0 million, respectively, of deferred offering costs. Upon completion of our IPO, the total amount of $7.3 million of deferred offering costs was reclassified to stockholders’ equity and recorded against the proceeds from the offering. Therefore, we had no deferred offering costs included within other current assets as of September 30, 2020.

Share‑based compensation

The Company applies the provisions of ASC Topic 718, Compensation — Stock Compensation (“ASC 718”), in its accounting and reporting for stock‑based compensation. ASC 718 requires all stock‑based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values. All service‑based options outstanding under the Company’s option plans have exercise prices equal to the fair value of the Company’s stock on the grant date. The fair value of these service options is determined using the Black‑Scholes option pricing model. The estimated fair value of service‑based awards is recognized as compensation expense over the applicable vesting period. All awards expire after 10 years. There were no service option grants during the nine months ended September 30, 2020.

Compensation cost for restricted stock units is determined based on the fair market value of the Company’s stock at the date of the grant. Stock‑based compensation expense is generally recognized over the required service period. Forfeitures are accounted for when they occur.

The Company also grants performance‑based awards to certain executives that vest and become exercisable when Vista’s realized cash return on its investment in the Company equals or exceeds $1.515 billion upon a change in control of the Company (“Termination Event”). The terms of the agreement do not specify a performance period for the occurrence of the Termination Event. The contractual term of the awards is 10 years. These options are also referred to as return target options. The Company uses a Modified Black‑Scholes option pricing model which uses Level 3 inputs for fair value measurement.

In conjunction with the IPO, the vesting conditions of the performance-based awards were modified to also vest following an IPO and registration and sale of shares by Vista provided that Vista achieves a cash return on its equity investment in the Company equaling or exceeding $1.515 billion. In accordance with ASC 718, we calculated the fair value of these options on the modification date. The value of these options on the date of modification was $33.0 million as of June 30, 2020. As the awards are not currently considered probable of meeting vesting requirements no expense has been recognized, and the timing of any future expense recognition is unknown.

Revenue recognition

The Company applies ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) and follows a five-step model to determine the appropriate amount of revenue to be recognized in accordance with ASC 606.

Disaggregation of Revenue

The Company separates revenue into recurring and non‑recurring categories to disaggregate those revenues that are one‑time in nature from those that are term‑based and renewable. Revenue from recurring and non‑recurring contractual arrangements are as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	(in thousands)
SaaS subscription and support and maintenance	$57,933	$41,916	$160,989	$112,872
On‑premise subscription	7,849	5,135	18,159	12,224
Recurring revenue	65,782	47,051	179,148	125,096
Perpetual licenses	1,017	2,283	3,811	7,381
Professional services	3,605	5,234	10,066	14,529
Non‑recurring revenue	4,622	7,517	13,877	21,910
Total revenue	$70,404	$54,568	$193,025	$147,006

Contract Balances

Contract liabilities consist of customer billings in advance of revenue being recognized. The Company invoices its customers for subscription, support and maintenance and services in advance.

Changes in contract liabilities, including revenue earned during the period from the beginning contract liability balance and new deferrals of revenue during the period, were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	(in thousands)
Balance, beginning of the period	$157,738	$117,919	$140,710	$100,662
Revenue earned	(50,038)	(39,261)	(147,324)	(116,145)
Deferral of revenue	80,538	54,651	194,852	148,792
Balance, end of the period	$188,238	$133,309	$188,238	$133,309

There were no significant changes to our contract assets and liabilities during the three and nine months ended September 30, 2020 and 2019 outside of our sales activities.

Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and noncancelable amounts to be invoiced. As of September 30, 2020 and December 31, 2019, the Company had $199.1 million and $149.5 million, respectively, of remaining performance obligations, with 82% and 86%, respectively, expected to be recognized as revenue over the succeeding 12 months, and the remainder expected to be recognized over the three years thereafter.

Deferred Contract Costs

Sales commissions as well as associated payroll taxes and retirement plan contributions (together, contract costs) that are incremental to the acquisition of customer contracts, are capitalized using a portfolio approach as deferred contract costs on the consolidated balance sheet when the period of benefit is determined to be greater than one year.

Total amortization of contract costs for the three months ended September 30, 2020 and 2019 was $2.5 million and $1.7 million, respectively. Total amortization of contract costs for the nine months ended September 30, 2020 and 2019 was $6.7 million and $4.5 million, respectively.

The Company periodically reviews these deferred costs to determine whether events or changes in circumstances have occurred that could affect the period of benefit of these deferred contract costs. There were no impairment losses recorded during the three and nine months ended September 30, 2020 and 2019.

For the three and nine months ended September 30, 2020, the Company had two distributors that accounted for more than 10% of total net revenues. Total receivables related to these distributors were $15.2 million at September 30, 2020. For the three and nine months ended September 30, 2019, the Company had one distributor that accounted for more than 10% of total net revenues. Total receivables related to this distributor were $6.0 million at December 31, 2019.

Recently issued accounting pronouncements not yet adopted

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”), or other standard setting bodies and adopted by us as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

Financial Instruments — Credit Losses

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016‑13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016‑13”), which introduces a model based on expected losses to estimate credit losses for most financial assets and certain other instruments. In November 2019, the FASB issued ASU No. 2019‑10 Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates (“ASU 2019‑10”). The update allows the extension of the initial effective date for entities which have not yet adopted ASU No. 2016‑02, Leases (Topic 842) (“ASU 2016‑02”). The standard is effective for annual reporting periods beginning after December 15, 2022, with early adoption permitted for annual reporting periods beginning after December 15, 2018. Entities will apply the standard’s provisions by recording a cumulative‑effect adjustment to retained earnings. The Company has not yet adopted ASU 2016‑13 and is currently evaluating the effect the standard will have on its consolidated financial statements.

Leases

In February 2016, the FASB issued ASU 2016‑02 to increase transparency and comparability among organizations related to their leasing arrangements. The update requires lessees to recognize most leases on their balance sheets, with the exception of short-term leases if a policy election is made, while recognizing lease expense on their income statements in a manner similar to current GAAP. The guidance also requires entities to disclose key quantitative and qualitative information about its leasing arrangements. The Company expects to adopt the new lease standard on January 1, 2021 using the optional transition method to the modified retrospective approach. The Company has formed an implementation team, commenced identification of our lease population, and selected new software to manage the lease portfolio and perform the accounting required under the new lease standard. The Company is still assessing the impact of adoption of the new lease standard on the consolidated financial statements.

Reference Rate Reform

In March 2020, the FASB issued ASU No. 2020‑04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020‑04”), which provides entities with temporary optional financial reporting alternatives to ease the potential burden in accounting for reference rate reform and includes a provision that allows entities to account for a modified contract as a continuation of an existing contract. ASU 2020‑04 is effective upon issuance and can be applied through December 31, 2022. The Company is currently evaluating the effect the standard will have on its consolidated financial statements.

Adoption of new accounting pronouncements

Income Taxes

In December 2019, the FASB issued ASU No. 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019‑12”), which simplifies the accounting for income taxes, eliminates certain exceptions to the general principles in Topic 740 and clarifies certain aspects of the current guidance to improve consistent application among reporting entities. ASU 2019‑12 is effective for fiscal years beginning after December 15, 2021 and interim periods within annual periods beginning after December 15, 2022. The Company early adopted the standard in the third quarter of 2020. The adoption of the standard did not have a material impact on the Company’s consolidated financial statements.

Fair Value Measurement — Disclosure Framework

In August 2018, the FASB issued ASU No. 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018‑13”), which amends ASC Topic 820, Fair Value Measurements. ASU 2018‑13 modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The effective date of ASU 2018-13 is the first quarter of fiscal year 2020. The adoption of the standard did not have a material impact on the Company’s consolidated financial statements.

Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In March 2018, the FASB issued ASU No. 2018‑15, Intangibles — Goodwill and Others — Internal‑Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018‑15”), which aligns the accounting for implementation costs incurred in a hosting arrangement that is a service contract with the accounting for implementation costs incurred to develop or obtain internal‑use software under ASC Subtopic 350‑40, in order to determine which costs to capitalize and recognize as an asset. ASU 2018‑15 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019, and can be applied either prospectively to implementation costs incurred after the date of adoption or retrospectively to all arrangements. The Company adopted the new standard in the first quarter of fiscal year 2020. The adoption of the standard did not have an impact on the Company’s consolidated financial statements as the Company does not have any of these arrangements.

Improvements to Nonemployee Share‑Based Payment Accounting

In June 2018, the FASB issued ASU No. 2018‑07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share‑Based Payment Accounting (“ASU 2018‑07”), with an intent to reduce cost and complexity and to improve financial reporting for share‑based payments issued to nonemployees. The amendments in ASU 2018‑07 provide for the simplification of the measurement of share‑based payment transactions for acquiring goods and services from nonemployees. Currently, the accounting requirements for nonemployee and employee share‑based payment transactions are significantly different. This standard expands the scope of ASC Topic 718 to include share‑based payments issued to nonemployees for goods or services, aligning the accounting for share‑based payments to nonemployees and employees. ASU 2018‑07 is effective for annual reporting periods beginning after December 15, 2019, including interim periods within those periods, and early adoption is permitted. The Company adopted the new standard in the first quarter of fiscal year 2020. The adoption did not have an impact on the Company’s consolidated financial statements as the Company does not have any nonemployee share‑based payment awards.

Note 2. Summary of significant accounting policies

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Net Loss per Share of Common Stock

Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per common share is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive securities outstanding for the period determined using the treasury-stock method. For purposes of the diluted net loss per common share calculation, restricted stock units and stock options are considered to be potentially dilutive securities. Because we have reported a net loss for the years ended December 31, 2019 and 2018, the number of shares used to calculate diluted net loss per common share is the same as the number of shares used to calculate basic net loss per common share for those periods because the potentially dilutive shares would have been anti-dilutive if included in the calculation.

Cash and cash equivalents

The Company considers any highly liquid investments purchased with an original maturity date of three months or less to be cash equivalents. The Company maintains cash in deposit accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.

Trade receivables, net

Credit is extended to customers in the normal course of business, generally with 30-day payment terms. Receivables are recorded at net realizable value, which includes allowances for doubtful accounts.

The Company reviews the collectability of trade receivables on an ongoing basis. The Company reserves for trade receivables determined to be uncollectible. This determination is based on the delinquency of the account, the financial condition of the customer, and the Company’s collection experience. The allowance for doubtful accounts was $0.2 million and $0.1 million at December 31, 2019 and 2018, respectively. For the years ended December 31, 2019 and 2018, the Company had one distributor that accounted for more than 10% of total net revenues. Total receivables related to this distributor were $6.0 million and $7.8 million at December 31, 2019 and 2018, respectively.

Activity related to our allowance for doubtful accounts was as follows:

	Years Ended
	December 31,
($000’s)	2019	2018

Balance, beginning of period	$60	$60
Bad-debt expense	279	37
Accounts written off	(139)	(37)
Balance, end of period	$200	$60

Equipment and leasehold improvements, net

Equipment and leasehold improvements are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. These lives range from 3 to 5 years for computers and server equipment, 3 years for software, 5 to 7 years for furniture and fixtures, and the lower of lease term or useful life on leasehold improvements. Repair and maintenance costs are expensed as incurred.

Impairment or disposal of long-lived assets

The Company evaluates the recoverability of its long-lived assets in accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, which requires that long-lived assets and finite-lived identifiable intangible assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Goodwill

The Company evaluates goodwill for impairment in accordance with ASC Topic 350, Goodwill and Other Intangible Assets, which requires goodwill to be either qualitatively or quantitatively assessed for impairment annually (or more frequently if impairment indicators arise) for each reporting unit. The Company has one reporting unit. The Company performs its impairment testing of goodwill at least annually and more frequently if events occur that would indicate that it is more likely than not the fair value of the reporting unit is less than carrying value. If the Company’s reporting unit carrying amount exceeds its fair value an impairment charge will be recorded based on that difference. The impairment charge will be limited to the amount of goodwill currently recognized in the Company’s single reporting unit. The Company performed the annual assessment as of October 1, 2019 and no impairment was identified.

Other intangibles, net

Other intangible assets, including customer relationships, developed technology, and trademarks acquired in our previous acquisitions, have definite lives and are amortized over a period ranging from 1 to 12 years on a straight-line basis. Intangible assets are tested for impairment whenever events or circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. An impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows generated by the asset. The amount of the impairment loss recorded is calculated by the excess of the asset’s carrying value over its fair value.

Debt issuance costs

Costs of debt financing are charged to expense over the lives of the related financing agreements. Remaining costs and the future period over which they would be charged to expense are reassessed when amendments to the related financing agreements or prepayments occur. Debt issuance costs for the Company's term loan are recognized as an offset to the Company's debt liability and are amortized using the effective-interest method. Debt issuance costs for the Company's revolving line of credit are recognized within other non-current assets and are amortized on a straight-line basis.

Deferred offering costs

Deferred offering costs are capitalized and consist of fees incurred in connection with the anticipated sale of common stock in an initial public offering (“IPO”) and include legal, accounting, printing, and other IPO-related costs. Upon completion of an IPO, these deferred costs will be reclassified to stockholders’ equity and recorded against the proceeds from the offering. In the event an IPO is terminated, the deferred offering costs would be expensed in the period of termination as a charge to operating expenses in the consolidated statements of operations. The balance of deferred offering costs included within other current assets at December 31, 2019 was $2.3 million. As of December 31, 2018, the Company had not incurred such costs.

Foreign currency remeasurement

Our reporting currency is the U.S. dollar. The functional currency of all our international operations is the U.S. dollar. The assets, liabilities, revenues and expenses of the Company’s foreign operations are remeasured in accordance with ASC Topic 830, Foreign Currency Matters. Remeasurement adjustments are recorded as foreign currency transaction gains (losses) in the consolidated statement of operations. For the years ended December 31, 2019 and 2018, the Company recognized a foreign currency loss of $1.3 million and $0.4 million, respectively.

Stock‑based compensation

The Company applies the provisions of ASC Topic 718, Compensation — Stock Compensation (“ASC 718”), in its accounting and reporting for stock‑based compensation. ASC 718 requires all stock‑based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values. All service‑based options outstanding under the Company’s option plans have exercise prices equal to the fair value of the Company’s stock on the grant date. The fair value of these service options is determined using the Black‑Scholes option pricing model. The estimated fair value of service‑based awards is recognized as compensation expense over the applicable vesting period. All awards expire after 10 years. The fair value of each grant of service options was determined by the Company using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires judgment to determine.

Expected Term — The expected term of stock options represents the weighted-average period the stock options are expected to be outstanding. For time-based awards, the estimated expected term of options granted is generally calculated as the vesting period plus the midpoint of the remaining contractual term, as the Company does not have sufficient historical information to develop reasonable expectations surrounding future exercise patterns and post-vesting employment termination behavior.

Expected Volatility — The expected stock price volatility assumption was determined by examining the historical volatilities of a group of industry peers, as the Company did not have any trading history for its common stock. The Company will continue to analyze the historical stock price volatility and expected term assumptions as more historical data for the Company’s common stock becomes available.

Risk-Free Interest Rate — The risk-free rate assumption was based on the U.S. Treasury instruments with terms that were consistent with the expected term of the Company’s stock options.

Expected Dividend — The expected dividend assumption was based on the Company’s history and expectation of dividend payouts.

Fair Value of Common Stock — The fair value of the shares of common stock underlying the stock options has historically been the responsibility of and determined by the Company’s board of directors. Because there has been no public market for the Company’s common stock, the board of directors has used independent third-party valuations of the Company’s common stock, operating and financial performance, and general and industry-specific economic outlook, amongst other factors.

	Years Ended December 31,
	2019		2018
Expected life of options	6.25	years	6.25	years
Expected volatility	45.1%	– 45.3%	44.8%	– 46.6%
Risk-free interest rates	1.6%	– 1.7%	2.5%	– 2.8%
Expected dividend yield	—		—
Weighted-average grant-date fair value	$7.29		$2.69

Compensation cost for restricted stock units is determined based on the fair market value of the Company’s stock at the date of the grant. Stock-based compensation expense is generally recognized over the required service period. Forfeitures are accounted for when they occur.

The Company also grants performance-based awards to certain executives that vest and become exercisable when Vista’s realized cash return on its investment in the Company equals or exceeds $1.515 billion upon a change in control of the Company (“Termination Event”). The terms of the agreement do not specify a performance period for the occurrence of the Termination Event. The contractual term of the awards is 10 years. These options are also referred to as return target options. Since the performance condition relates to a Termination Event, and as a change of control cannot be probable until it occurs, no compensation expense will be recorded until a Termination Event. In 2018, as there is also a market condition with these options based on a return on equity target, the fair value of the awards was determined using a Monte Carlo simulation. In 2019, the Company used a Modified Black-Scholes option pricing model which uses Level 3 inputs for fair value measurement which would yield similar results to the Monte Carlo simulation and simplify the process.

	Years Ended December 31,
	2019		2018
Expected life of options	3 - 3.25	years	4.50	years
Expected volatility	50%	– 55%	55%
Risk-free interest rates	1.49%	– 1.67%	2.7%
Expected dividend yield	—		—
Weighted-average grant-date fair value	$6.02		$1.91

Income taxes

We account for income taxes in accordance with ASC Topic 740, Income Taxes, under which deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities and net operating loss and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

We use a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. A tax position is recognized when it is more likely than not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority. The standard also provides guidance on derecognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure and transition.

Revenue recognition

The Company applies ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). To determine the appropriate amount of revenue to be recognized in accordance with ASC 606, the Company follows a five-step model as follows:

•	Identify the contract with a customer
•	Identify the performance obligations in the contract
•	Determine the transaction price
•	Allocate the transaction price to the performance obligations in the contract
•	Recognize revenue when or as performance obligations are satisfied

The Company’s revenue is primarily derived from sales of SaaS subscriptions, support and maintenance contracts, software licenses, and related professional services. The Company’s products and services are marketed and sold directly, as well as indirectly through third-party resellers, to the end-user.

The Company assesses the contract term as the period in which the parties to the contract have enforceable rights and obligations. The contract term can differ from the stated term in contracts with certain termination or renewal rights, depending on whether there are substantive penalties associated with those rights. Customer contracts are generally standardized and non-cancelable for the duration of the stated contract term.

Nature of Products and Services

Subscription: Subscription includes SaaS subscription arrangements which include a promise to allow customers to access software hosted by the Company over the contract period, without allowing the customer to take possession of the software or transfer hosting to a third party. Subscription also includes support and maintenance, which includes when-and-if available software updates and technical support on our perpetual and on-premise subscription licenses. Because the subscription represents a stand-ready obligation to provide a series of distinct periods of access to the subscription, which are all substantially the same and that have the same pattern of transfer to the customer, subscriptions are accounted for as a series and revenue is recognized ratably over the contract term, beginning at the point when the customer is able to use and benefit from the subscription.

Services: Services, including training, are often sold as part of new software license or subscription contracts. These services are fulfilled by the Company and with the use of other vendors and do not significantly modify, integrate or otherwise depend on other performance obligations included in the contracts. Services are generally performed over a one- to two-day period and, when sold as part of new software license or subscription contracts, at or near the outset of the related contract. When other vendors participate in the provisioning of the services, the Company recognizes the related revenue on a gross basis as the Company is the principal in these arrangements. Revenue related to services is recognized, as the Company’s performance obligation is fulfilled. Related fulfillment costs are recognized as incurred.

License: Licenses include sales of perpetual and on-premise subscription arrangements. Licenses for on-premise software provide the customer with a right to use the software as it exists when made available to the customer. Revenue from software licenses is recognized upon transfer of control to the customer, which is typically upon making the software available to the customer.

Certain contracts may include explicit options to renew maintenance at a stated price. These options are generally priced in line with the stand-alone selling price (“SSP”) and therefore do not provide a material right to the customer. If the option provides a material right to the customer, then the material right is accounted for as a separate performance obligation and the Company recognizes revenue when those future goods or services underlying the option are transferred or when the option expires.

Significant Judgments

When the Company’s contracts with customers contain multiple performance obligations, the contract transaction price is allocated on a relative SSP basis to each performance obligation. The Company typically determines SSP based on observable selling prices of its products and services.

In instances where SSP is not directly observable, such as with software licenses that are never sold on a stand-alone basis, SSP is determined using information that may include market conditions and other observable inputs. SSP is typically established as ranges and the Company typically has more than one SSP range for individual products and services due to the stratification of those products and services by customer class, channel type, and purchase quantity, among other circumstances.

Transaction Price

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods and services to the customer. Revenue from sales is recorded based on the transaction price, which includes estimates of variable consideration. The amount of variable consideration that is included in the transaction price is constrained and is included only to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The Company’s contracts with customers may include service level agreements, which entitle the customer to receive service credits, and in certain cases, service refunds, when defined service levels are not met. These arrangements represent a form of variable consideration, which is included in the calculation of the transaction price to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company estimates the amount of variable consideration at the expected value based on its assessment of legal enforceability, anticipated performance and a review of specific transactions, historical experience, and market and economic conditions. The Company has historically not experienced any significant incidents affecting the defined levels of reliability and performance as required by the contracts and therefore, the related amounts are not constrained.

Disaggregation of Revenue

The Company separates revenue into recurring and non‑recurring categories to disaggregate those revenues that are one‑time in nature from those that are term‑based and renewable. Revenue from recurring and non‑recurring contractual arrangements are as follows:

	Years Ended
	December 31,
($000's)	2019	2018

SaaS subscription and support and maintenance	$159,111	$100,350
On‑premise subscription	16,078	12,690
Recurring revenue	175,189	113,040
Perpetual licenses	9,830	13,316
Professional services	19,008	20,206
Non‑recurring revenue	28,838	33,522
Total revenue	$204,027	$146,562

Contract Balances

The timing of revenue recognition may not align with the right to invoice the customer. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment regardless of whether revenue has been recognized. For multiyear agreements, the Company will either invoice the customer in full at the inception of the contract or annually at the beginning of each annual period. If revenue has not yet been recognized, then a contract liability (deferred revenue) is also recorded. Deferred revenue classified as current on the consolidated balance sheet is expected to be recognized as revenue within one year. Non-current deferred revenue will be fully recognized within five years. If revenue is recognized in advance of the right to invoice, a contract asset is recorded.

Contract liabilities consist of customer billings in advance of revenue being recognized. The Company invoices its customers for subscription, support and maintenance and services in advance.

Changes in contract liabilities were as follows:

	Years Ended
	December 31,
($000's)	2019	2018

Balance, beginning of the period	$100,662	$68,048
Revenue earned	(86,220)	(54,955)
Deferral of revenue	126,268	87,569
Balance, end of the period	$140,710	$100,662

There were no significant changes to our contract assets and liabilities during the years ended December 31, 2019 and 2018 outside of our sales activities.

In instances where the timing of revenue recognition differs from the timing of the right to invoice, the Company has determined that a significant financing component generally does not exist. The primary purpose of the Company’s invoicing terms is to provide customers with simplified and predictable ways of purchasing the products and services and not to receive financing from or provide financing to the customer. Additionally, the Company has elected the practical expedient that permits an entity not to recognize a significant financing component if the time between the transfer of a good or service and payment is one year or less.

Payment terms on invoiced amounts are typically 30-days. The Company does not offer rights of return for its products and services in the normal course of business and contracts generally do not include customer acceptance clauses.

Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and noncancelable amounts to be invoiced. As of December 31, 2019, the Company had $149.5 million of remaining performance obligations, with 86% expected to be recognized as revenue over the succeeding 12 months, and the remainder expected to be recognized over the three years thereafter.

Deferred Contract Costs

Sales commissions as well as associated payroll taxes and retirement plan contributions (together, contract costs) that are incremental to the acquisition of customer contracts, are capitalized using a portfolio approach as deferred contract costs on the consolidated balance sheet when the period of benefit is determined to be greater than one year.

The Company has elected to apply the practical expedient to expense contract costs as incurred when the expected amortization period is one year or less. The judgments made in determining the amount of costs incurred include the portion of the commissions that are expensed in the current period versus the portion of the commissions that are recognized over the expected period of benefit, which often extends beyond the contract term as we do not pay a commission upon renewal of the service contracts. Contract costs are allocated to each performance obligation within the contract and amortized on a straight-line basis over the expected benefit period of the related performance obligations. Contract costs are amortized as a component of sales and marketing expenses in our consolidated statement of operations. We have determined that the expected period of benefit is five years based on evaluation of a number of factors, including customer attrition rates, weighted average useful lives of our customer relationship and developed technology intangible assets, and market factors, including overall competitive environment and technology life of competitors. Total amortization of contract costs for the years ended December 31, 2019 and 2018 was $6.2 million and $3.4 million, respectively.

The Company periodically reviews these deferred costs to determine whether events or changes in circumstances have occurred that could affect the period of benefit of these deferred contract costs. There were no impairment losses recorded during the years ended December 31, 2019 and 2018.

Software development costs

Costs related to research, design and development of software products prior to establishment of technological feasibility are charged to software development expense as incurred. Software development costs, if material, are capitalized, beginning when a product’s technological feasibility has been established using the working model approach and ending when a product is available for general release to customers. For the years ended December 31, 2019 and 2018, no software development costs were capitalized, because the time period and costs incurred between technological feasibility and general release for all software product releases were insignificant. For the years ended December 31, 2019 and 2018, total research and development costs were $42.8 million and $31.5 million, respectively.

Advertising costs

Advertising costs are expensed as incurred and presented within selling and marketing within the consolidated statement of operations. Advertising costs were $8.7 million and $7.6 million for the years ended December 31, 2019 and 2018, respectively.

Interest expense, net

For the year ended December 31, 2019, interest expense from debt financing of $21.9 million is offset by interest income from cash investments of $0.5 million. For the year ended December 31, 2018, interest expense from debt financing of $18.7 million is offset by interest income from cash investments of $0.5 million.

Recently issued accounting pronouncements not yet adopted

From time to time, new accounting pronouncements are issued by the FASB, or other standard setting bodies and adopted by us as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

Financial Instruments — Credit Losses

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016‑13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016‑13”), which introduces a model based on expected losses to estimate credit losses for most financial assets and certain other instruments. In November 2019, the FASB issued ASU No. 2019‑10 Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates (“ASU 2019‑10”). The update allows the extension of the initial effective date for entities which have not yet adopted ASU No. 2016‑02, Leases (Topic 842) (“ASU 2016‑02”). The standard is effective for annual reporting periods beginning after December 15, 2022, with early adoption permitted for annual reporting periods beginning after December 15, 2018. Entities will apply the standard’s provisions by recording a cumulative‑effect adjustment to retained earnings. The Company has not yet adopted ASU 2016‑13 and is currently evaluating the effect the standard will have on its consolidated financial statements.

Fair Value Measurement — Disclosure Framework

In August 2018, the FASB issued ASU No. 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018‑13”), which amends ASC Topic 820, Fair Value Measurements. ASU 2018‑13 modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The effective date is the first quarter of fiscal year 2021, with early adoption permitted for the removed disclosures and delayed adoption permitted until fiscal year 2021 for the new disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company has not yet adopted ASU 2018‑13 and is currently evaluating the effect the standard will have on its consolidated financial statements.

Leases

In February 2016, the FASB issued ASU 2016‑02. The update requires lessees to put most leases on their balance sheets while recognizing expenses on their income statements in a manner similar to current GAAP. The guidance also eliminates current real estate‑specific provisions for all entities. For lessors, the guidance modifies the classification criteria and the accounting for sales‑type and direct financing leases. In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities. The update defers the initial effective date of ASU 2016-02 by one year for private companies and private not-for-profits. For these entities the effective date is for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted, and the modified retrospective method is to be applied. The Company is currently assessing the timing and impact of adopting the updated provisions.

Income Taxes

In December 2019, the FASB issued ASU No. 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019‑12”), which simplifies the accounting for income taxes, eliminates certain exceptions to the general principles in Topic 740 and clarifies certain aspects of the current guidance to improve consistent application among reporting entities. ASU 2019‑12 is effective for fiscal years beginning after December 15, 2021 and interim periods within annual periods beginning after December 15, 2022. Early adoption is permitted. The method of adoption varies for the provisions in the update. The Company is currently evaluating the effect the standard will have on its consolidated financial statements.

Reference Rate Reform

In March 2020, the FASB issued ASU No. 2020‑04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020‑04”), which provides entities with temporary optional financial reporting alternatives to ease the potential burden in accounting for reference rate reform and includes a provision that allows entities to account for a modified contract as a continuation of an existing contract. ASU 2020‑04 is effective upon issuance and can be applied through December 31, 2022. The Company is currently evaluating the effect the standard will have on its consolidated financial statements.

Adoption of new accounting pronouncements

Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In March 2018, the FASB issued ASU No. 2018‑15, Intangibles — Goodwill and Others — Internal‑Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018‑15”), which aligns the accounting for implementation costs incurred in a hosting arrangement that is a service contract with the accounting for implementation costs incurred to develop or obtain internal‑use software under ASC Subtopic 350‑40, in order to determine which costs to capitalize and recognize as an asset. ASU 2018‑15 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019, and can be applied either prospectively to implementation costs incurred after the date of adoption or retrospectively to all arrangements. The Company adopted the new standard in the first quarter of fiscal year 2020. The adoption of the standard did not have an impact on the Company’s consolidated financial statements (unaudited) as the Company does not have any of these arrangements.

Improvements to Nonemployee Share‑Based Payment Accounting

In June 2018, the FASB issued ASU No. 2018‑07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share‑Based Payment Accounting (“ASU 2018‑07”), with an intent to reduce cost and complexity and to improve financial reporting for share‑based payments issued to nonemployees. The amendments in ASU 2018‑07 provide for the simplification of the measurement of share‑based payment transactions for acquiring goods and services from nonemployees. Currently, the accounting requirements for nonemployee and employee share‑based payment transactions are significantly different. This standard expands the scope of ASC Topic 718 to include share‑based payments issued to nonemployees for goods or services, aligning the accounting for share‑based payments to nonemployees and employees. ASU 2018‑07 is effective for annual reporting periods beginning after December 15, 2019, including interim periods within those periods, and early adoption is permitted. The Company adopted the new standard in the first quarter of fiscal year 2020. The adoption did not have an impact on the Company’s consolidated financial statements (unaudited) as the Company does not have any nonemployee share‑based payment awards.